UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-2538
                                    --------------------------------------------

                           Touchstone Investment Trust
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               (Exact name of registrant as specified in charter)

               303 Broadway, Suite 1100 Cincinnati, OH 45202-4203
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(Address of principal executive offices)               (Zip code)

Registrant's telephone number, including area code: (513) 878-4066
                                                    ----------------------------

Date of fiscal year end:  09/30
                          --------
Date of reporting period: 12/31/08
                          --------

      Form N-Q is to be used by registered management investment companies, other than a small business investment company registered on Form N-5 (ss.ss.239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

      A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-2001. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

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Touchstone Investment Trust - Portfolio of Investments
Core Bond Fund - December 31, 2008 (Unaudited)
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PRINCIPAL                                                     MARKET
AMOUNT                                                        VALUE
--------------------------------------------------------------------------------
            CORPORATE BONDS -- 38.9%
$  455,000  Countrywide Home Loan,
              4.125%, 9/15/09                            $      449,667
   275,000  Williams Companies Inc 144a,
              6.375%, 10/1/10                                   256,364
   275,000  Mohawk Industries Inc,
              5.750%, 1/15/11                                   252,374
   275,000  Deutsche Telecom, 5.375%, 3/23/11                   272,035
   250,000  Kroger Company, 6.800%, 4/1/11                      258,128
   350,000  XSTRATA Finance Canada 144a,
              5.500%, 11/16/11                                  273,474
   265,000  BAE Systems Holdings Inc 144a,
              6.400%, 12/15/11                                  270,235
   235,000  Morgan Stanley, 5.625%, 1/9/12                      222,852
   170,000  Donnelley (R.R.) & Sons,
              5.625%, 1/15/12                                   151,188
   220,000  Federated Retail Holding,
              5.350%, 3/15/12                                   163,410
   310,000  Time Warner Inc, 6.875%, 5/1/12                     297,816
   400,000  American General Finance,
              4.875%, 7/15/12                                   169,027
   350,000  KeyBank NA, 5.500%, 9/17/12                         326,283
   335,000  Kraft Foods Inc, 6.000%, 2/11/13                    340,436
   265,000  NiSource Finance Corp, 6.150%, 3/1/13               204,193
   250,000  Citigroup Inc, 5.500%, 4/11/13                      243,421
   345,000  American Express Credit
              Corp, 5.875%, 5/2/13                              331,191
   345,000  Canadian Pacific Railroad
              Company, 5.750%, 5/15/13                          319,284
   325,000  Arcelormittal, 5.375%, 6/1/13                       245,097
   235,000  Nucor Corp, 5.000%, 6/1/13                          232,705
 1,880,000  Dow Jones CDX HY 10-T
              144a, 8.875%, 6/29/13                           1,691,999
   405,000  Time Warner Cable Inc,
              6.200%, 7/1/13                                    383,087
   380,000  CRH America Inc, 5.300%, 10/15/13                   267,423
   420,000  KFW, 4.000%, 10/15/13                               441,464
   305,000  Brandywine Operating
              Partnership, 5.400%, 11/1/14                      188,905
   275,000  Rogers Wireless Inc, 7.500%, 3/15/15                272,285
   250,000  Southern Power Company,
              4.875%, 7/15/15                                   222,545
   330,000  Viacom Inc, 6.250%, 4/30/16                         273,535
   245,000  Avalonbay Communities,
              5.750%, 9/15/16                                   163,621
   290,000  WEA Finance/WCI Finance
              144a, 5.700%, 10/1/16                             193,708
   320,000  Centerpoint Energy Inc,
              5.950%, 2/1/17                                    262,429
   230,000  Enel Finance International
              144a, 6.250%, 9/15/17                             194,225
   150,000  AT&T Inc, 5.500%, 2/1/18                            151,594
   350,000  Norfolk Southern Corp,
              5.750%, 4/1/18                                    340,567
   330,000  John Deere Capital Corp,
              5.350%, 4/3/18                                    309,182
   275,000  Caterpillar Financial Services
              Corp, 5.450%, 4/15/18                             257,478
   415,000  General Electric Capital
              Corp, 5.625%, 5/1/18                              418,008
   225,000  Detroit Edison Company,
              5.600%, 6/15/18                                   215,450
   230,000  XTO Energy Inc, 5.500%, 6/15/18                     208,214
   330,000  Rio Tinto Finance USA Ltd,
              6.500%, 7/15/18                                   241,946
   225,000  Spectra Energy Capital,
              8.000%, 10/1/19                                   233,493
   175,000  Encana Corp, 6.500%, 8/15/34                        140,409
   210,000  Midamerican Energy
              Holdings, 6.125%, 4/1/36                          195,267
   275,000  AT&T Inc, 6.800%, 5/15/36                           310,942
   265,000  Lockheed Martin Corp,
              6.150%, 9/1/36                                    287,320
   260,000  Baltimore Gas & Electric,
              6.350%, 10/1/36                                   213,975
   210,000  Plains All American Pipeline,
              6.650%, 1/15/37                                   144,495
   225,000  Pacific Gas & Electric,
              5.800%, 3/1/37                                    233,372
   275,000  Verizon Communications,
              6.250%, 4/1/37                                    284,765
   200,000  Astrazeneca PLC, 6.450%, 9/15/37                    227,336
   270,000  American Water Capital
              Corp, 6.593%, 10/15/37                            206,122
   270,000  McDonald's Corp, 6.300%, 10/15/37                   296,421
   300,000  Wal-Mart Stores Inc, 6.200%, 4/15/38                343,337
   280,000  Comcast Corp, 6.400%, 5/15/38                       279,346
   200,000  JPMorgan Chase, 6.400%, 5/15/38                     236,592
   150,000  Wachovia Capital Trust III,
              5.800%, 3/15/42                                    88,500
   225,000  FPL Group Capital Inc,
              6.350%, 10/1/66                                   112,500
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            TOTAL CORPORATE BONDS                        $   15,811,037
--------------------------------------------------------------------------------

            MORTGAGE-BACKED SECURITIES -- 59.0%
   520,000  California State Teachers'
              Retirement System 2002-C6,
              4.674%, 11/20/14                                  520,245
   274,371  FNMA, 4.500%, 6/1/18                                282,210
   101,117  FNMA, 4.500%, 2/1/19                                104,007
   761,486  First Horizon Mortgage
              Pass-Thru Trust, 4.500%, 6/25/19                  740,070
    67,008  GNMA, 4.625%, 9/20/24                                65,881
    95,188  FNMA, 7.000%, 9/1/27                                101,219
    54,018  GNMA, 4.000%, 10/17/29                               53,303
    24,096  FNMA, 8.000%, 5/1/30                                 25,594
     5,475  GNMA, 8.000%, 7/15/30                                 5,758
    83,600  FNMA, 7.500%, 1/1/31                                 88,508

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Touchstone Investment Trust - Portfolio of Investments
Core Bond Fund (Continued)
--------------------------------------------------------------------------------

PRINCIPAL                                                     MARKET
AMOUNT                                                        VALUE
--------------------------------------------------------------------------------
            MORTGAGE-BACKED SECURITIES -- 59.0%
            (CONTINUED)
$   32,529  FNMA, 8.000%, 2/1/31                         $       34,550
    30,443  FNMA, 6.500%, 6/1/31                                 31,661
   217,223  FNMA, 6.500%, 7/1/31                                225,912
   161,232  FNMA, 6.500%, 6/1/32                                168,885
    86,806  FNMA, 6.500%, 8/1/32                                 90,577
   519,449  FHLMC, 6.500%, 9/1/32                               542,012
    34,302  FNMA Pool #656118, 6.500%, 9/1/32                    35,792
   251,151  FNMA Pool #661320, 6.500%, 9/1/32                   262,060
   132,175  FNMA, 7.000%, 4/1/33                                138,555
   122,277  FHLMC, 5.500%, 5/1/33                               125,473
   382,679  FHLMC, 5.000%, 6/1/33                               392,023
   117,940  FNMA, 6.000%, 7/1/33                                121,797
   111,776  FHLMC, 5.000%, 8/1/33                               114,505
   499,687  FNMA, 4.500%, 8/1/33                                507,977
   471,114  FNMA, 5.500%, 8/1/33                                484,090
   571,252  Impac Secured Assets Corp
              2003-2, 5.500%, 8/25/33                           499,845
   395,431  FNMA, 5.500%, 10/1/33                               406,323
   256,791  FNMA Pool #697255, 5.000%, 10/1/33                  262,860
   227,008  FNMA Pool #744178, 5.000%, 10/1/33                  232,374
   178,961  FNMA, 5.000%, 11/1/33                               183,191
   962,495  Wells Fargo Mortgage Backed
              Securities Trust, 4.935%, 2/25/34                 714,832
 1,300,000  Deutsche Alt-A Securities Inc
              Mortgage Loan Trust,
              5.250%, 6/25/35                                   857,720
   426,552  Residential Asset Securitization
              Trust 2005, 5.500%, 6/25/35                       223,940
 1,381,841  CS First Boston Mortgage
              Securities Corp, 5.000%, 7/25/35                1,242,892
   495,325  FNMA Pool #797649, 6.000%, 9/1/35                   510,593
   577,866  FNMA Pool #255959, 6.000%, 10/1/35                  586,483
 1,366,516  CS First Boston Mortgage
              Securities Corp, 5.500%, 10/25/35                 922,397
   629,874  Structured Asset Securities
              Corp, 5.500%, 10/25/35                            437,762
   621,423  Washington Mutual Mortgage
              Pass-Thru Certificates,
              5.500%, 11/25/35                                  495,084
   393,834  Structured Adjustable Rate
              Mortgage Loan 2005-23,
              5.450%, 1/25/36                                   244,347
   320,205  Residential Funding Mtg Sec I,
              5.750%, 2/25/36                                   230,813
   867,885  FNMA, 5.502%, 4/1/36                                888,000
   617,391  Residential Asset Securitization
              Trust 2006-A1, 6.000%, 4/25/36                    481,086
   378,087  FNMA, 6.000%, 5/1/36                                389,683
   550,000  CS First Boston Mortgage
              Securities Corp, 5.113%, 7/15/36                  465,261
 1,000,000  GE Capital Commercial
              Mortgage Corp, 5.349%, 8/11/36                    908,105
   943,097  Countrywide Asset Backed
              Certificates, 6.018%, 11/25/36                    332,279
 1,876,169  FHLMC, 6.000%, 12/1/36                            1,934,584
   413,544  FNMA, 5.500%, 1/1/37                                424,352
    86,994  FNMA, 6.500%, 8/1/37                                 90,456
   744,134  FNMA, 5.000%, 5/1/38                                760,560
   532,376  GE Capital Commercial
              Mortgage Corp, 3.915%, 11/10/38                   498,791
 1,285,000  FNMA, 4.500%, 1/25/39                             1,302,267
   875,000  Bear Stearns Commercial
              Mortgage Securities Inc
              2007-PW16, 5.713%, 6/11/40                        681,302
   875,000  Bear Stearns Commercial
              Mortgage Securities Inc
              2005-PWR9, 4.871%, 9/11/42                        743,188
   135,000  Commercial Mortgage
              Pass-Thru Certificates 2005-C6,
              5.116%, 6/10/44                                   110,559
 1,000,000  Morgan Stanley Mortgage
              Loan Trust, 5.963%, 1/25/47                       448,929
   350,000  CW Capital Cobalt, 5.223%, 8/15/48                  267,045
--------------------------------------------------------------------------------
            TOTAL MORTGAGE-BACKED SECURITIES             $   24,040,567
--------------------------------------------------------------------------------

                                                              MARKET
SHARES                                                        VALUE
--------------------------------------------------------------------------------

            INVESTMENT FUND -- 5.0%
 2,039,719  Touchstone Institutional
              Money Market Fund*                         $    2,039,719
--------------------------------------------------------------------------------

            TOTAL INVESTMENT SECURITIES -- 102.9%
            (Cost $47,050,721)                           $   41,891,323

            LIABILITIES IN EXCESS
            OF OTHER ASSETS -- (2.9%)                        (1,197,029)
--------------------------------------------------------------------------------

            NET ASSETS -- 100.0%                         $   40,694,294
--------------------------------------------------------------------------------

*     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

See accompanying Notes to Portfolios of Investments.

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Touchstone Investment Trust - Portfolio of Investments
High Yield Fund - December 31, 2008 (Unaudited)
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PRINCIPAL                                                     MARKET
AMOUNT                                                        VALUE
--------------------------------------------------------------------------------

            CORPORATE BONDS -- 98.2%
$  514,000  Clear Channel Communications,
              4.250%, 5/15/09                            $      452,320
   518,000  Universal Hospital Services FRN,
              5.943%, 5/31/09                                   315,980
   200,000  Briggs & Stratton Corp, 8.875%, 3/15/11             186,000
   606,000  General Motors Acceptance
              Corp, 6.875%, 9/15/11                             490,642
   200,000  Consol Energy Inc, 7.875%, 3/1/12                   193,500
 1,000,000  M/I Homes Inc, 6.875%, 4/1/12                       525,000
   370,000  Polyone Corp, 8.875%, 5/1/12                        190,550
 1,088,000  General Motors Acceptance
              Corp, 6.625%, 5/15/12                             838,529
   663,000  United Refining Company,
              10.500%, 8/15/12                                  384,540
    30,000  US Oncology Inc, 9.000%, 8/15/12                     27,300
   500,000  Jefferson Smurfit Corp,
              8.250%, 10/1/12                                    85,000
   251,000  Steel Dynamics Inc, 7.375%, 11/1/12                 183,230
    99,000  Lamar Media Corp, 7.250%, 1/1/13**                   78,953
    45,000  Citizens Communications,
              6.250%, 1/15/13                                    38,250
   350,000  Stewart Enterprises, 6.250%, 2/15/13                271,250
    77,000  AES Corp 144a, 8.750%, 5/15/13                       73,920
   613,000  Centennial Communications
              Corp, 10.125%, 6/15/13                            619,130
   300,000  Texas Industries Inc, 7.250%, 7/15/13               231,750
   441,000  Windstream Corp, 8.125%, 8/1/13                     405,720
   543,000  Dex Media West, 9.875%, 8/15/13                     128,963
   175,000  Ford Motor Credit Company,
              7.000%, 10/1/13                                   120,912
   633,000  Res-Care Inc, 7.750%, 10/15/13                      515,895
   450,000  Nextel Communications,
              6.875%, 10/31/13                                  191,250
   500,000  Stena AB, 7.500%, 11/1/13                           330,625
   306,000  Dex Media Inc, 8.000%, 11/15/13                      56,610
   358,000  United Rentals NA, 7.750%, 11/15/13**               232,700
   223,000  Sabine Pass Lng LP, 7.250%, 11/30/13                162,790
    52,000  Cenveo Corp, 7.875%, 12/1/13                         27,170
   850,000  Overseas Shipholding Group,
              8.750%, 12/1/13                                   690,625
   429,000  Visant Holding Corp, 8.750%, 12/1/13                317,460
   468,000  Regency Energy Partners,
              8.375%, 12/15/13                                  320,580
   405,000  Mirant North America LLC,
              7.375%, 12/31/13                                  388,800
   144,000  Cincinnati Bell Inc, 8.375%, 1/15/14                110,880
 1,000,000  K Hovnanian Enterprises,
              6.500%, 1/15/14                                   270,000
   379,000  Sungard Data Systems Inc,
              4.875%, 1/15/14                                   261,510
   423,000  Videotron Ltee, 6.875%, 1/15/14                     374,355
   120,000  NRG Energy Inc, 7.250%, 2/1/14                      112,200
   500,000  Station Casinos, 6.500%, 2/1/14                      28,750
   586,000  GCI Inc, 7.250%, 2/15/14                            457,080
   506,000  Asbury Automotive Group,
              8.000%, 3/15/14                                   240,350
   657,000  HCA Inc, 5.750%, 3/15/14                            397,485
   395,000  US Concrete Inc, 8.375%, 4/1/14                     213,300
   187,000  Autonation Inc, 7.000%, 4/15/14**                   136,510
   322,000  Glencore Funding LLC 144a,
              6.000%, 4/15/14                                   130,345
   120,000  Virgin Media Finance PLC,
              8.750%, 4/15/14                                    90,000
   101,000  WMG Acquisition Corp,
              7.375%, 4/15/14                                    59,085
 1,197,000  Sensata Technologies BV,
              8.000%, 5/1/14                                    538,650
   466,000  Iasis Healthcare, 8.750%, 6/15/14                   361,150
   128,000  Reliant Energy Inc, 7.625%, 6/15/14                 106,240
   226,000  Sealy Mattress Company,
              8.250%, 6/15/14                                   133,340
   420,000  Foundation PA Coal Company,
              7.250%, 8/1/14                                    344,400
   756,000  Fisher Communications Inc,
              8.625%, 9/15/14                                   582,120
   160,000  NXP BV/NXP Funding LLC,
              7.875%, 10/15/14                                   62,400
   554,000  Cricket Communications,
              9.375%, 11/1/14                                   498,600
   270,000  Tube City IMS Corp, 9.750%, 2/1/15                   94,500
   266,000  Invacare Corp, 9.750%, 2/15/15                      235,410
   949,000  Novelis Inc, 7.250%, 2/15/15                        550,420
   350,000  Axcan Intermediate Holdings,
              9.250%, 3/1/15                                    294,000
 1,070,000  Holly Energy Partners LP,
              6.250%, 3/1/15                                    716,900
   331,000  Valassis Communications,
              8.250%, 3/1/15                                     86,060
   500,000  Meritage Homes Corp,
              6.250%, 3/15/15                                   265,000
    89,000  Steel Dynamics Inc, 6.750%, 4/1/15                   61,410
   534,000  PNM Resources Inc, 9.250%, 5/15/15                  424,530
    53,000  Ventas Realty LP, 7.125%, 6/1/15                     41,473
   250,000  Georgia-Pacific Corp, 7.700%, 6/15/15               190,000
   650,000  Beazer Homes USA, 6.875%, 7/15/15                   221,000
   187,000  Community Health Systems,
              8.875%, 7/15/15                                   172,040
   116,000  Lamar Media Corp, 6.625%, 8/15/15                    83,810
   348,000  Lamar Media Corp Ser B,
              6.625%, 8/15/15                                   251,430
   329,000  Nell Af Sarl 144a, 8.375%, 8/15/15                    8,225
   419,000  SunGard Data Systems Inc,
              10.250%, 8/15/15                                  276,540
   568,000  First Data Corp, 9.875%, 9/24/15                    343,640
   565,000  NXP BV/NXP Funding LLC,
              9.500%, 10/15/15                                  107,350
   760,000  Hilcorp Energy 144a, 7.750%, 11/1/15                535,800

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Touchstone Investment Trust - Portfolio of Investments
High Yield Fund (Continued)
--------------------------------------------------------------------------------

PRINCIPAL                                                     MARKET
AMOUNT                                                        VALUE
--------------------------------------------------------------------------------
            CORPORATE BONDS -- 98.2% (CONTINUED)
$   86,000  Ryerson Inc 144a, 12.000%, 11/1/15           $       53,105
   620,000  Nuveen Investments Inc 144a,
              10.500%, 11/15/15                                 137,175
   740,000  Gibraltar Industries Inc,
              8.000%, 12/1/15                                   414,400
   926,000  Connacher Oil & Gas 144a,
              10.250%, 12/15/15                                 370,400
   308,000  Helix Energy Solutions 144a,
              9.500%, 1/15/16                                   163,240
   316,000  Copano Energy LLC, 8.125%, 3/1/16                   229,100
   167,000  Quebecor Media (Senior Notes),
              7.750%, 3/15/16                                   112,725
   155,000  Quebecor Media (Senior Unsecured
              Notes), 7.750%, 3/15/16                           104,625
   650,000  Basic Energy Services, 7.125%, 4/15/16              370,500
   100,000  Transcont Gas Pipe Corp,
              6.400%, 4/15/16                                    91,288
   525,000  Ace Hardware Corp 144a,
              9.125%, 6/1/16                                    346,500
   131,000  Hilcorp Energy 144a, 9.000%, 6/1/16                  93,665
   204,000  Expedia Inc 144a, 8.500%, 7/1/16                    151,980
   719,000  Targa Resources Partners 144a,
              8.250%, 7/1/16                                    445,780
   483,000  Ashtead Capital Inc 144a,
              9.000%, 8/15/16                                   248,745
   533,000  Berry Petroleum Company,
              8.250%, 11/1/16                                   287,820
   296,000  HCA Inc, 9.625%, 11/15/16                           230,880
   395,000  Stena AB, 7.000%, 12/1/16                           252,800
   856,000  United Auto Group Inc,
              7.750%, 12/15/16                                  398,040
    36,000  American Axle & Mfg Inc,
              7.875%, 3/1/17                                     11,160
    30,000  Asbury Automotive Group,
              7.625%, 3/15/17                                    13,950
    30,000  General Cable Corp, 7.125%, 4/1/17                   19,800
   793,000  Advanced Medical Optics,
              7.500%, 5/1/17                                    404,430
   491,000  Jarden Corp, 7.500%, 5/1/17                         335,108
   310,000  Edison Mission Energy, 7.000%, 5/15/17              269,700
   614,000  Mueller Water Products, 7.375%, 6/1/17              417,520
   158,000  Service Corp International,
              7.000%, 6/15/17                                   118,500
   763,000  Intergen NV 144a, 9.000%, 6/30/17                   625,660
    87,000  AES Corp, 8.000%, 10/15/17                           71,340
   153,000  R.H. Donnelley Corp, 8.875%, 10/15/17                22,950
   125,000  MarkWest Energy Partners,
              8.750%, 4/15/18                                    77,500
   533,000  Atlas Pipeline Partners 144a,
              8.750%, 6/15/18                                   349,115
   361,000  Moog Inc 144a, 7.250%, 6/15/18                      288,800
   513,000  Dynegy Holdings Inc, 7.750%, 6/1/19                 353,970
   805,009  Gazprom International 144a,
              7.201%, 2/1/20                                    587,656
   525,000  Allied Waste Industries,
              9.250%, 5/1/21                                    518,822
   750,000  Ford Motor Company,
              7.450%, 7/16/31                                   210,000
   568,000  General Motors, 8.375%, 7/15/33                      99,400
   800,000  Ava Capital Trust III, 6.500%, 4/1/34               754,000
 1,500,000  Enterprise Products, 8.375%, 8/1/66                 824,999
   917,000  Teppco Partners LP, 7.000%, 6/1/67                  491,229
--------------------------------------------------------------------------------
            TOTAL CORPORATE BONDS                        $   30,912,609
--------------------------------------------------------------------------------

                                                              MARKET
SHARES                                                        VALUE
--------------------------------------------------------------------------------
            INVESTMENT FUNDS -- 1.9%
   121,394  Touchstone Institutional
              Money Market Fund*                                121,394

   464,635  Invesco AIM Liquid Assets Portfolio (a)             464,635
--------------------------------------------------------------------------------
            TOTAL INVESTMENT FUNDS                       $      586,029
--------------------------------------------------------------------------------

            TOTAL INVESTMENT SECURITIES -- 100.1%
            (Cost $49,874,829)                           $   31,498,638

            LIABILITIES IN EXCESS
            OF OTHER ASSETS -- (0.1%)                           (37,480)
--------------------------------------------------------------------------------

            NET ASSETS -- 100.0%                         $   31,461,158
================================================================================

*     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

** All or a portion of the security is on loan. The total value of securities on loan, as of December 31, 2008, was $443,681.

(a)   Represents collateral for securities loaned.

See accompanying Notes to Portfolios of Investments.

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Touchstone Investment Trust - Portfolio of Investments
Institutional Money Market Fund - December 31, 2008 (Unaudited)
--------------------------------------------------------------------------------

PRINCIPAL
AMOUNT                                                        VALUE
--------------------------------------------------------------------------------
            CORPORATE BONDS -- 26.4%
$2,000,000  American Express Credit Corp
              FRN, 1.936%, 1/6/09                        $    1,991,476
   750,000  Rabobank Nederland FRN 144a,
              4.208%, 1/6/09                                    748,685
   600,000  American General Finance (AIG)
              FRN, 4.340%, 1/9/09                               599,706
   600,000  Toyota Motor Credit Corp FRN,
              1.489%, 1/12/09                                   599,883
   500,000  Bank of New York Mellon,
              3.625%, 1/15/09                                   500,128
   500,000  BP Canada Finance, 3.625%, 1/15/09                  500,092
 2,020,000  Caterpillar Financial Services
              Corp, 3.450%, 1/15/09                           2,020,250
   300,000  Credit Suisse USA Inc, 3.875%, 1/15/09              299,829
   600,000  Fleet National Bank (Bank of
              America), 5.750%, 1/15/09                         600,606
 1,406,000  JPMorgan Chase, 6.000%, 1/15/09                   1,407,240
   500,000  JPMorgan Chase, 6.250%, 1/15/09                     500,517
 5,060,000  Morgan Stanley, 3.875%, 1/15/09*                  5,059,955
 2,000,000  Rabobank Nederland FRN
              144a, 4.773%, 1/15/09                           2,000,000
 1,050,000  Wachovia Corp (Wells Fargo &
              Company), 6.375%, 1/15/09*                      1,050,979
 1,290,000  JPMorgan Chase, 6.375%, 1/30/09                   1,293,002
   758,000  HSBC Finance Corp, 5.875%, 2/1/09                   759,419
   800,000  HSBC Finance Corp, 9.700%, 2/1/09                   804,002
   700,000  Bank of America Corp FRN,
              2.485%, 2/11/09                                   697,793
   500,000  Bank of America Corp,
              5.875%, 2/15/09                                   501,101
 4,409,000  JPMorgan Chase, 6.000%, 2/15/09                   4,421,161
 2,700,000  PNC Funding Corp, 6.125%, 2/15/09                 2,707,991
 3,300,000  Bank of America Corp, 3.375%, 2/17/09             3,299,901
 1,000,000  Bank One Corp (JPMorgan),
              6.000%, 2/17/09                                 1,002,764
   250,000  General Electric Capital Corp,
              4.000%, 2/17/09                                   249,903
   500,000  Procter & Gamble FRN,
              2.459%, 2/19/09                                   500,862
 2,000,000  Bank of America NA FRN,
              2.181%, 2/27/09                                 1,999,348
   200,000  Bank of America Corp,
              7.125%, 3/1/09                                    201,261
 1,000,000  Bank One Corp (JPMorgan),
              9.875%, 3/1/09                                  1,009,297
 1,500,000  BNP Paribas NY, 6.875%, 3/1/09                    1,508,206
 1,800,000  Mississippi Power Company (Southern
              Company) FRN, 2.366%, 3/9/09                    1,796,423
 1,000,000  Procter & Gamble FRN,
              2.216%, 3/9/09                                  1,000,000
 1,000,000  AT&T Corp, 6.000%, 3/15/09                        1,004,822
 1,000,000  Centura Bank (RBC), 6.500%, 3/15/09               1,004,118
 1,200,000  Citigroup Inc, 6.200%, 3/15/09                    1,206,406
 2,274,000  Int'l Lease Finance Corp
              (AIG), 6.375%, 3/15/09                          2,283,240
 1,040,000  Wachovia Corp (Wells Fargo &
              Company), 6.150%, 3/15/09*                      1,044,446
   900,000  Wells Fargo & Company
              FRN, 2.096%, 3/15/09                              887,274
 3,200,000  Wachovia Bank NA (Wells Fargo &
              Company) FRN, 1.538%, 3/23/09*                  3,186,393
 2,000,000  Royal Bank of Scotland Group
              PLC, 6.400%, 4/1/09                             2,012,945
 1,000,000  General Electric Capital Corp,
              4.150%, 4/14/09                                 1,002,920
 6,500,000  Deutsche Bank Financial,
              7.500%, 4/25/09                                 6,572,481
 1,000,000  Royal Bank of Canada,
              3.875%, 5/4/09                                  1,002,874
   200,000  General Electric Capital Corp,
              8.875%, 5/15/09                                   203,396
 2,500,000  Credit Suisse FB USA Inc,
              4.700%, 6/1/09                                  2,511,054
 1,000,000  FPL Group Capital Inc,
              7.375%, 6/1/09                                  1,016,209
   500,000  Caterpillar Financial Services
              Corp, 4.500%, 6/15/09                             503,226
 2,100,000  General Electric Capital Corp,
              3.250%, 6/15/09                                 2,097,793
 1,525,000  JPMorgan Chase, 7.125%, 6/15/09                   1,547,696
 3,000,000  American Express, 4.750%, 6/17/09                 3,008,677
 2,835,000  Procter & Gamble 144a,
              5.300%, 7/6/09                                  2,861,879
   500,000  American Express Centurion,
              4.375%, 7/30/09                                   501,347
   500,000  Northern Trust Company,
              7.100%, 8/1/09                                    510,892
 5,300,000  Wal-Mart Stores Inc, 6.875%, 8/10/09              5,426,194
 1,000,000  Georgia Power Company (Southern
              Company), 4.100%, 8/15/09                         999,000
 1,250,000  National Rural Utilities,
              5.750%, 8/28/09                                 1,254,369
 1,000,000  AT&T Inc, 4.125%, 9/15/09                           995,782
   700,000  Caterpillar Inc, 7.250%, 9/15/09                    711,007
   500,000  Procter & Gamble, 6.875%, 9/15/09                   516,772
   700,000  E.I. du Pont de Nemours &
              Company, 6.875%, 10/15/09                         720,390
 1,695,000  PNC Funding Corp, 7.500%, 11/1/09                 1,732,335
--------------------------------------------------------------------------------
            TOTAL CORPORATE BONDS                        $   89,957,717
--------------------------------------------------------------------------------

            U.S. GOVERNMENT AGENCY OBLIGATIONS -- 2.2%
 6,200,000  Overseas Private Investment
              Corp FRN, .650%, 1/1/09                         6,200,000

 1,475,000  Overseas Private Investment
              Corp FRN, .650%, 1/7/09                         1,475,000
--------------------------------------------------------------------------------
            TOTAL U.S. GOVERNMENT
            AGENCY OBLIGATIONS                           $    7,675,000
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Touchstone Investment Trust - Portfolio of Investments
Institutional Money Market Fund (Continued)
--------------------------------------------------------------------------------

PRINCIPAL
AMOUNT                                                        VALUE
--------------------------------------------------------------------------------
            VARIABLE RATE DEMAND NOTES -- 47.5%
$  100,000  Alameda Co CA IDA Rev
              (Bema Electronic) (LOC: Comerica
              Bank), 2.250%, 1/1/09                      $      100,000
   948,000  Alameda Co CA IDA Rev (Oakland
              Pallet Inc) (LOC: Comerica
              Bank), 3.250%, 1/1/09                             948,000
 2,710,000  Allied Services LLC (LOC: Fifth
              Third Bank), 4.600%, 1/1/09                     2,710,000
 4,100,000  Archbishop of Cincinnati (LOC:
              Fifth Third Bank), 4.600%, 1/1/09               4,100,000
 8,720,000  Bath Technology Associates (LOC:
              Wells Fargo Bank), 1.740%, 1/1/09               8,720,000
 2,200,000  Cincinnati Christ University
              (LOC: US Bank), 3.500%, 1/1/09                  2,200,000
 1,900,000  Cincinnati Hills Christ Academy (LOC:
              Fifth Third Bank), 3.750%, 1/1/09               1,900,000
   290,000  CO HFA EDR (LOC: JPMorgan),
              .820%, 1/1/09                                     290,000
   315,000  Connelly / Brueshaber Partnership
              (LOC: US Bank NA), 3.500%, 1/1/09                 315,000
 2,865,000  Corp Finance Managers (LOC:
              Wells Fargo Bank), 1.640%, 1/1/09               2,865,000
 5,900,000  Crystal Clinic (LOC: FHLB),
              2.920%, 1/1/09                                  5,900,000
 4,800,000  Cubba Capital II LLC (LOC: FHLB),
              3.050%, 1/1/09                                  4,800,000
 1,120,000  Cuyahoga Co OH IDR (Generations)
              (LOC: Charter One Bank),
              2.470%, 1/1/09                                  1,120,000
 1,240,000  Farley Investment Property (LOC:
              US Bank NA), 3.500%, 1/1/09                     1,240,000
 4,690,000  First Church of Christ Inc Ser 06A
              (LOC: FHLB), 3.500%, 1/1/09                     4,690,000
 2,835,000  First Church of Christ Inc Ser 06B
              (LOC: FHLB), 3.500%, 1/1/09                     2,835,000
   500,000  FL HFC Rev (Waterford Pointe)
              (LOC: FNMA), 3.500%, 1/1/09                       500,000
 7,500,000  FL Hsg Fin Corp MFH Mtg Rev
              (Northbridge) (LOC: KeyBank
              NA), 3.350%, 1/1/09                             7,500,000
 2,000,000  Florence KY Indl Bldg Rev (LOC:
              Fifth Third Bank), 5.250%, 1/1/09               2,000,000
 1,770,000  Graydon Head & Ritchey LLP (LOC:
              Fifth Third Bank), 4.600%, 1/1/09               1,770,000
 3,000,000  LA Loc Govt Envir Facs CDA Rev
              (LOC: LaSalle Bank),
              2.600%, 1/1/09                                  3,000,000
 1,425,000  Laurel Grocery Company LLC
              (LOC: US Bank), 3.500%, 1/1/09                  1,425,000
   130,000  Lexington Financial Services (LOC:
              LaSalle Bank), 2.250%, 1/1/09                     130,000
 3,500,000  Lexor Capital Group LLC (LOC:
              FHLB), 3.050%, 1/1/09                           3,500,000
 1,025,000  Macatawa Capital (LOC: Fifth
              Third Bank), 2.000%, 1/1/09                     1,025,000
   500,000  Miami-Dade Co FL IDA IDR
              (Dolphins Stadium) dated
              10/05/06 (LOC: Societe
              Generale), 3.350%, 1/1/09                         500,000
 7,100,000  Miami-Dade Co FL IDA IDR
              (Dolphins Stadium) dated
              11/01/00 (LOC: Societe
              Generale), 3.350%,  1/1/09                      7,100,000
 1,915,000  Miarko Inc (LOC: PNC Bank),
              3.900%, 1/1/09                                  1,915,000
 3,827,000  Mill St Village LLC (LOC: FHLB),
              4.150%, 1/1/09                                  3,827,000
 3,900,000  Muhlenberg Medical Property
              (LOC: Wells Fargo Bank),
              1.640%, 1/1/09                                  3,900,000
 1,520,000  New Belgium Brewery Company
              (LOC: Wells Fargo Bank),
              1.740%, 1/1/09                                  1,520,000
 1,990,000  Odendton Baptist Church
              (LOC: PNC Bank NA),
              .670%, 1/1/09                                   1,990,000
 1,200,000  Platte Co MO IDA Rev
              (Complete Home) (LOC:
              US Bank NA), 3.930%, 1/1/09                     1,200,000
   600,000  Polk Co FL IDA IDR (Metromont
              Corp) (LOC: Wells Fargo Bank),
              1.640%, 1/1/09                                    600,000
 2,340,000  Progress Industrial Properties
              (LOC: FHLB), 2.920%, 1/1/09                     2,340,000
 5,495,000  Roman Catholic Bishop San
              Jose (LOC: Allied Irish Bank),
              2.000%, 1/1/09                                  5,495,000
 1,700,000  SE Christian Church KY (LOC:
              JPMorgan), .720%, 1/1/09                        1,700,000
 2,895,000  SGM Funding Corp (LOC:
              US Bank), 3.500%, 1/1/09                        2,895,000
 2,910,000  Sheboygan Falls WI Indl Rev
              (HTT Inc) (LOC: US Bank NA),
              3.970%, 1/1/09                                  2,910,000
 4,500,000  Smith of Georgia LLC (LOC:
              Fifth Third Bank),
              4.600%, 1/1/09                                  4,500,000
 1,760,000  Southwestern IL Dev Auth IDR
              (Mattingly Lumber) (LOC:
              US Bank NA), 4.000%, 1/1/09                     1,760,000
 1,765,000  Springside Corp Exchange (LOC:
              US Bank), 2.480%, 1/1/09                        1,765,000
   700,000  TKBF LLC (LOC: Fifth Third Bank),
              5.000%, 1/1/09                                    700,000
 1,900,000  Upper IL Riv Vy Dev Auth IDR
              (LOC: LaSalle Bank),
              4.750%, 1/1/09                                  1,900,000

--------------------------------------------------------------------------------
Touchstone Investment Trust - Portfolio of Investments
Institutional Money Market Fund (Continued)
--------------------------------------------------------------------------------

PRINCIPAL
AMOUNT                                                        VALUE
--------------------------------------------------------------------------------
            VARIABLE RATE DEMAND NOTES -- 47.5%
            (CONTINUED)
$7,485,000  WA St EDA EDR (Delta Marine-B)
              (LOC: KeyBank NA),
              2.470%, 1/1/09                             $    7,485,000
 3,250,000  WA St Hsg Fin Commn MFH Rev
              (Lake City Apts) (LOC: FHLMC),
              2.750%, 1/1/09                                  3,250,000
 1,000,000  West Point Market Inc (LOC: FHLB),
              2.980%, 1/1/09                                  1,000,000
 1,255,000  Westwood Baptist Church
              (LOC: US Bank), 3.500%, 1/1/09                  1,255,000
   500,000  Wilmington Iron & Metal (LOC:
              JPMorgan), 3.500%, 1/1/09                         500,000
 3,250,000  Winnebago Co IL Indl Dev (LOC:
              FHLB), 3.950%, 1/1/09                           3,250,000
 2,800,000  Yuengling Beer Company Inc
              (LOC: PNC Bank), 3.500%, 1/1/09                 2,800,000
 9,200,000  MA St Hlth & Edl Facs Auth Rev
              (Boston Univ) (LOC: Bank of
              America), 1.150%, 1/2/09                        9,200,000
 6,085,000  CFM International Inc (GTD:
              General Electric), 3.210%, 1/5/09               6,085,000
 2,815,000  Ogden City UT Redev Agy Rev
              (LOC: Bank of New York),
              2.170%, 1/6/09                                  2,815,000
   200,000  Central Concrete Supermix
              (LOC: Suntrust Bank),
              1.500%, 1/7/09                                    200,000
   960,000  Lee Co GA Dev Auth Rev
              (B & B Dealership) (LOC:
              Suntrust Bank), 1.550%, 1/7/09                    960,000
 4,500,000  Mason City Clinic (LOC: Wells
              Fargo Bank), 2.280%, 1/7/09                     4,500,000
 5,000,000  OH St Higher Edl Fac Commn
              Rev (Univ Hosps Hlth Sys-C) (LOC:
              Wells Fargo Bank), .650%, 1/7/09                5,000,000
    15,000  Santa Clara Co CA Hsg Auth
              MFH Rev (Willows) (LOC: Union
              Bank CA), .950%, 1/7/09                            15,000
--------------------------------------------------------------------------------
            TOTAL VARIABLE RATE DEMAND NOTES             $  162,415,000
--------------------------------------------------------------------------------

            TAXABLE MUNICIPAL BONDS -- 6.0%
   510,000  Chicago IL UTGO, 3.742%, 1/1/09                     510,000
 1,350,000  South Coast CA Loc Ed
              Agy, 4.750%, 1/7/09                             1,350,053
 3,300,000  New Bedford MA LTGO
              BANS Ser B, 3.250%, 2/13/09                     3,300,991
 5,500,000  Franklin Co OH Spl Oblig
              UTGO (Stadium Fac Proj),
              4.250%, 3/13/09                                 5,501,559
 1,200,000  South Lebanon Village OH Tax
              Increment Rev BANS (LOC:
              LaSalle Bank), 4.000%, 4/29/09                  1,200,000
 2,000,000  Avon OH LTGO BANS,
              4.250%, 5/14/09                                 2,001,803
 1,550,000  Gahanna - Jefferson City Sch
              Dist OH LTGO BANS,
              3.850%, 6/4/09                                  1,552,886
 1,200,000  ME St UTGO BANS, 3.450%, 6/17/09                  1,200,263
 1,000,000  Butler Co OH LTGO BANS,
              4.000%, 8/6/09                                  1,000,000
 2,700,000  Groton City CT UTGO,
              5.125%, 10/8/09                                 2,707,454
--------------------------------------------------------------------------------
            TOTAL TAXABLE MUNICIPAL BONDS                $   20,325,009
--------------------------------------------------------------------------------

            CERTIFICATES OF DEPOSITS/TIME DEPOSITS -- 12.6%
 1,500,000  Credit Suisse NY FRN, .140%, 1/1/09               1,488,579
11,625,000  BNP Paribas, .010%, 1/2/09                       11,625,000
   655,000  Royal Bank of Scotland NY
              FRN, 1.846%, 1/2/09                               654,961
 9,500,000  Bank of Montreal-Chicago
              FRN, 4.459%, 1/22/09                            9,500,000
 3,000,000  PNC Bank NA FRN, .451%, 1/27/09                   2,996,979
   500,000  Bank of Nova Scotia NY,
              5.200%, 2/20/09                                   500,504
 2,915,000  Suntrust Bank FRN, 2.337%, 3/2/09                 2,905,356
 5,500,000  Bank of New York, 5.050%, 3/3/09                  5,513,692
 7,800,000  Suntrust Bank, 4.415%, 6/15/09                    7,812,837
--------------------------------------------------------------------------------
            TOTAL CERTIFICATES OF
            DEPOSITS/TIME DEPOSITS                       $   42,997,908
--------------------------------------------------------------------------------

            COMMERCIAL PAPER -- 3.3%
 7,249,000  Merrill Lynch, .100%, 1/5/09                      7,248,920
 2,071,000  Charlotte NC COP (Nascar Hall
              of Fame) (LOC: KBC Bank NV),
              3.400%, 3/4/09                                  2,071,000
 2,000,000  Charlotte NC COP (Nascar Hall
              of Fame) (LOC: KBC Bank NV),
              3.400%, 3/4/09                                  2,000,000
--------------------------------------------------------------------------------
            TOTAL COMMERCIAL PAPER                      $    11,319,920
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Touchstone Investment Trust - Portfolio of Investments
Institutional Money Market Fund (Continued)
--------------------------------------------------------------------------------

FACE
AMOUNT                                                        VALUE
--------------------------------------------------------------------------------

            REPURCHASE AGREEMENT -- 1.5%
$5,000,000  BMO Capital Markets .01% dated
              12/31/08 due 01/02/09 repurchase
              proceeds $5,000,002.78
              (Collateralized by $4,323,000 U.S.
              Treasuries various due 2009-2024;
              fair value $5,100,047.91)                  $    5,000,000
--------------------------------------------------------------------------------

            TOTAL INVESTMENT SECURITIES AND
            REPURCHASE AGREEMENT -- 99.5%
            (Amortized Cost $339,690,554)               $   339,690,554

            OTHER ASSETS IN EXCESS
            OF LIABILITIES -- 0.5%                            1,683,750
--------------------------------------------------------------------------------

            NET ASSETS -- 100.0%                        $   341,374,304
================================================================================

Capital Support Agreement - See footnote in notes to portfolios of investments.

ISSUER                         EXPIRATION DATE       VALUE ($)
--------------------------------------------------------------------------------
Touchstone Advisors, Inc.       March 31, 2009          $0

* Security is covered by a Capital Support Agreement with Touchstone Advisors, Inc. as discussed more fully in the notes to portfolios of investments.

See accompanying Notes to Portfolios of Investments.

--------------------------------------------------------------------------------
Touchstone Investment Trust - Portfolio of Investments
Money Market Fund - December 31, 2008 (Unaudited)
--------------------------------------------------------------------------------

PRINCIPAL
AMOUNT                                                        VALUE
--------------------------------------------------------------------------------
            CORPORATE BONDS -- 27.5%
$  165,000  Procter & Gamble FRN 144a,
              4.218%, 1/6/09                            $       164,901
   750,000  Rabobank Nederland FRN 144a,
              4.208%, 1/6/09                                    748,685
   500,000  Bank of New York Mellon,
              3.625%, 1/15/09                                   500,128
   750,000  BP Canada Finance, 3.625%, 1/15/09                  750,205
   100,000  Fleet National Bank (Bank
              of America), 5.750%, 1/15/09                       99,984
   971,000  JPMorgan Chase, 6.000%, 1/15/09                     971,886
   610,000  JPMorgan Chase, 6.250%, 1/15/09                     610,598
   200,000  JPMorgan Chase, 6.500%, 1/15/09                     200,207
 5,100,000  Morgan Stanley, 3.875%, 1/15/09*                  5,099,735
 2,000,000  Rabobank Nederland FRN 144a,
              4.773%, 1/15/09                                 2,000,000
 2,000,000  American Express Centurion
              FRN, .944%, 1/18/09                             1,990,559
   250,000  Fifth Third Bank FRN,
              3.595%, 1/28/09                                   248,865
 1,500,000  JPMorgan Chase, 6.375%, 1/30/09                   1,503,413
 1,320,000  HSBC Finance Corp, 5.875%, 2/1/09                 1,321,690
   125,000  HSBC Finance Corp, 6.450%, 2/1/09                   125,258
 1,040,000  Republic New York Corp
              (HSBC), 9.700%, 2/1/09                          1,044,345
   490,000  Wachovia Corp (Wells Fargo &
              Company), 6.375%, 2/1/09*                         490,945
   130,000  General Electric Capital Corp
              FRN, 3.343%, 2/2/09                               129,372
   425,000  Citigroup Inc, 3.625%, 2/9/09                       424,696
 1,175,000  Bank of America Corp,
              5.875%, 2/15/09                                 1,177,418
 1,800,000  JPMorgan Chase, 6.000%, 2/15/09                   1,805,086
 1,830,000  PNC Funding Corp, 6.125%, 2/15/09                 1,835,490
 4,000,000  Bank of America Corp,
              3.375%, 2/17/09                                 3,995,943
   200,000  Georgia Power Company (Southern
              Company) FRN, 2.329%, 2/17/09                     199,527
   120,000  Wachovia Corp (Wells Fargo &
              Company), 3.625%, 2/17/09*                        119,942
 4,450,000  Procter & Gamble FRN,
              2.459%, 2/19/09                                 4,433,165
 1,000,000  Bank of America NA FRN,
              2.181%, 2/27/09                                   999,674
   130,000  Bank of America Corp,
              7.125%, 3/1/09                                    130,694
 1,610,000  BNP Paribas NY, 6.875%, 3/1/09                    1,618,798
 1,400,000  Mississippi Power Company (Southern
              Company) FRN, 2.366%, 3/9/09                    1,397,218
 1,000,000  Procter & Gamble FRN,
              2.216%, 3/9/09                                  1,000,000
 1,000,000  Centura Bank (RBC),
              6.500%, 3/15/09                                 1,004,118
   700,000  Citigroup Inc, 6.200%, 3/15/09                      703,753
   750,000  JPMorgan Chase, 3.500%, 3/15/09                     747,222
 3,000,000  Wachovia Bank NA (Wells Fargo &
              Company) FRN, 1.538%, 3/23/09                   2,986,980
   902,000  Bank of New York Mellon,
              3.250%, 4/1/09                                    898,549
 1,000,000  Royal Bank of Scotland
              Group PLC, 6.400%, 4/1/09                       1,006,828
   575,000  General Electric Capital
              Corp, 4.150%, 4/14/09                             576,679
 6,460,000  Deutsche Bank Financial,
              7.500%, 4/25/09                                 6,523,663
   100,000  US Bancorp, 5.300%, 4/28/09                         100,544
 1,200,000  Royal Bank of Canada,
              3.875%, 5/4/09                                  1,201,919
   375,000  Citigroup Inc, 5.960%, 5/15/09                      375,000
   523,000  Citigroup Inc, 10.000%, 5/15/09                     535,112
 4,492,000  Credit Suisse FB USA Inc,
              4.700%, 6/1/09                                  4,507,423
 1,000,000  FPL Group Capital Inc, 7.375%, 6/1/09             1,016,209
   500,000  Caterpillar Financial Services
              Corp, 4.500%, 6/15/09                             503,226
 1,100,000  General Electric Capital Corp,
              3.250%, 6/15/09                                 1,096,671
   233,000  General Electric Capital Corp,
              4.000%, 6/15/09                                   233,313
 3,475,000  American Express, 4.750%, 6/17/09                 3,486,499
 1,000,000  Procter & Gamble 144a,
              5.300%, 7/6/09                                  1,006,188
   650,000  American Express Centurion,
              4.375%, 7/30/09                                   645,862
   500,000  Northern Trust Company,
              7.100%, 8/1/09                                    510,892
 9,983,000  Wal-Mart Stores Inc, 6.875%, 8/10/09             10,213,863
 1,000,000  Georgia Power Company (Southern
              Company), 4.100%, 8/15/09                         999,000
   645,000  National Rural Utilities,
              5.750%, 8/28/09                                   649,261
 1,610,000  AT&T Inc, 4.125%, 9/15/09                         1,599,278
 2,860,000  Caterpillar Inc, 7.250%, 9/15/09                  2,909,744
 1,317,000  Procter & Gamble, 6.875%, 9/15/09                 1,354,777
   200,000  E.I. du Pont de Nemours &
              Company, 6.875%, 10/15/09                         205,774
 1,000,000  PNC Funding Corp, 7.500%, 11/1/09                 1,012,484
   650,000  JPMorgan Chase, 7.000%, 11/15/09                    664,412
   350,000  Bank of New York Mellon,
              7.300%, 12/1/09                                   359,480
--------------------------------------------------------------------------------
            TOTAL CORPORATE BONDS                        $    86,773,150
--------------------------------------------------------------------------------

            U.S. GOVERNMENT AGENCY OBLIGATION -- 0.3%
 1,000,000  Overseas Private Investment
              Corp FRN, .650%, 1/7/09                    $    1,000,000
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Touchstone Investment Trust - Portfolio of Investments
Money Market Fund (Continued)
--------------------------------------------------------------------------------

PRINCIPAL
AMOUNT                                                        VALUE
--------------------------------------------------------------------------------
            VARIABLE RATE DEMAND NOTES -- 51.9%
$7,000,000  ABAG Fin Auth for Nonprofit
              Corps CA Rev (Oshman
              Family Jewish Cmnty) (LOC:
              LaSalle Bank),  .850%, 1/1/09             $     7,000,000
 3,200,000  Agra Enterprises LLC (LOC: US
              Bank NA), 3.500%, 1/1/09                        3,200,000
   450,000  Alameda Co CA IDA Rev (Bema
              Electronic) (LOC: Comerica Bank),
              2.250%, 1/1/09                                    450,000
 1,145,000  Alameda Co CA IDA Rev (Golden
              West Paper) (LOC: Comerica
              Bank), 3.250%, 1/1/09                           1,145,000
 1,000,000  Archbishop of Cincinnati (LOC:
              Fifth Third Bank), 4.600%, 1/1/09               1,000,000
 4,675,000  Blue Hen Hotel (LOC: PNC Bank),
              1.570%, 1/1/09                                  4,675,000
   850,000  Brooklake Community Church
              (LOC: KeyBank), 3.500%, 1/1/09                    850,000
 1,210,000  Butler County Surgical Properties
              (LOC: Fifth Third Bank),
              4.850%, 1/1/09                                  1,210,000
   730,000  CA Infra & Econ Dev Bk IDR
              (Studio Moulding) (LOC:
              Comerica Bank), 4.500%, 1/1/09                    730,000
 5,433,000  Campus Research Corp (LOC:
              Wells Fargo Bank), 1.790%, 1/1/09               5,433,000
   390,000  Carmel IN IDR (Telamon Corp)
              (LOC: LaSalle Bank),
              1.400%, 1/1/09                                    390,000
   355,000  Carmel IN IDR (Telamon Corp)
              Ser 1996 B (LOC: LaSalle Bank),
              1.400%, 1/1/09                                    355,000
   775,000  Century Motors Acura (Elizabeth
              Connelley Trust) (LOC: US Bank
              NA), 3.500%, 1/1/09                               775,000
 1,732,000  Cincinnati Hills Christ Academy (LOC:
              Fifth Third Bank), 3.750%, 1/1/09               1,732,000
 2,490,000  Cincinnati Museum Center
              (LOC: Fifth Third Bank),
              4.600%, 1/1/09                                  2,490,000
   145,000  CO HFA Mfg Rev (Ready Foods
              PJ-B-1) (LOC: US Bank NA),
              2.250%, 1/1/09                                    145,000
   695,000  CO HFA Mfg Rev (Ready Foods
              PJ-B-2) (LOC: US Bank NA),
              2.250%, 1/1/09                                    695,000
   195,000  Connelly & Brueshaber #1 (LOC:
              US Bank NA), 3.500%, 1/1/09                       195,000
   135,000  Connelly / Brueshaber Partnership
              (LOC: US Bank NA), 3.500%, 1/1/09                 135,000
 6,245,000  Corp Finance Managers (LOC:
              Wells Fargo Bank), 1.640%, 1/1/09               6,245,000
 6,750,000  Cubba Capital II LLC (LOC: Charter
              One Bank), 3.500%, 1/1/09                       6,750,000
 1,460,000  Culbertson James & Les (LOC:
              KeyBank), 3.500%, 1/1/09                        1,460,000
 1,500,000  District of Columbia Rev
              (Charitable-B) (LOC: PNC
              Bank NA), 1.320%, 1/1/09                        1,500,000
    10,000  Edmond OK EDA Student Hsg
              Rev (LOC: Allied Irish Bank),
              4.000%, 1/1/09                                     10,000
 2,355,000  Ferriot Inc (LOC: FHLB),
              3.420%, 1/1/09                                  2,355,000
   583,000  Fitch Denney Funeral Home
              (LOC: FHLB), 4.150%, 1/1/09                       583,000
   375,000  FL HFC MFH (Avalon Reserve)
              (LOC: FNMA), 3.500%, 1/1/09                       375,000
 7,000,000  FL Hsg Fin Corp MFH Mtg
              Rev (Northbridge) (LOC:
              KeyBank NA), 3.350%, 1/1/09                     7,000,000
 1,865,000  Ft Mitchell Station (LOC: Fifth
              Third Bank), 6.250%, 1/1/09                     1,865,000
   900,000  Genoa Medical Development
              (LOC: Fifth Third Bank),
              3.750%, 1/1/09                                    900,000
 3,460,000  Grasshopper Investments
              144a (LOC: US Bank NA),
              3.500%, 1/1/09                                  3,460,000
 1,095,000  JL Capital One LLC (LOC: Wells
              Fargo Bank), 1.740%, 1/1/09                     1,095,000
   335,000  La Crosse WI IDR (GGP Inc)
              (LOC: Wells Fargo Bank NA),
              1.740%, 1/1/09                                    335,000
   455,000  Lake Oswego OR Redev Agy
              Tax Incrmnt Rev (LOC: Wells
              Fargo Bank), 1.640%, 1/1/09                       455,000
 5,000,000  Legacy Park LLC (LOC: Fifth
              Third Bank), 5.000%, 1/1/09                     5,000,000
 7,600,000  Lexington Financial Services (LOC:
              LaSalle Bank), 2.250%, 1/1/09                   7,600,000
 2,190,000  Livingston Co NY IDA Civic
              Fac Rev (LOC: HSBC),
              3.500%, 1/1/09                                  2,190,000
   370,000  MBE Investment Company LLC
              (LOC: FHLB), 3.050%, 1/1/09                       370,000
   950,000  MI St Hsg Dev Auth Multi-Family
              Rev (Canterbury Apts) (LOC:
              FHLB), 1.350%, 1/1/09                             950,000
 3,960,000  MI St Strategic Fd Ltd Oblig Rev
              (MOT LLC - Ser B) (LOC: JPMorgan),
              1.250%, 1/1/09                                  3,960,000
 7,000,000  Miami-Dade Co FL IDA IDR
              (Dolphin Stadium PJ) (LOC: Societe
              Generale), 3.350%, 1/1/09                       7,000,000
 1,979,000  Mill St Village LLC (LOC: FHLB),
              4.150%, 1/1/09                                  1,979,000

--------------------------------------------------------------------------------
Touchstone Investment Trust - Portfolio of Investments
Money Market Fund (Continued)
--------------------------------------------------------------------------------

PRINCIPAL
AMOUNT                                                        VALUE
--------------------------------------------------------------------------------
            VARIABLE RATE DEMAND NOTES -- 51.9%
            (CONTINUED)
$  760,000  Montgomery Co NY IDA Rev
              (CNB Fin Corp) (LOC: FHLB),
              3.750%, 1/1/09                             $      760,000
 7,140,000  Mountain Agency Inc (LOC:
              US Bank NA), 3.900%, 1/1/09                     7,140,000
   325,000  New York NY IDA Civic Fac Rev
              (LOC: HSBC), 3.000%, 1/1/09                       325,000
   300,000  New York NY IDA Civic Fac Rev
              (LOC: HSBC), 4.500%, 1/1/09                       300,000
 1,850,000  NGSP Inc (LOC: Bank of America),
              1.250%, 1/1/09                                  1,850,000
 1,230,000  Pittsburgh Technical Institute
              (LOC: Wells Fargo Bank),
              1.476%, 1/1/09                                  1,230,000
 1,610,000  Progress Industrial Properties
              (LOC: FHLB), 2.920%, 1/1/09                     1,610,000
 1,215,000  Schmitz Ready Mix Inc (LOC:
              US Bank NA), 2.290%, 1/1/09                     1,215,000
 4,760,000  Shehata Said & Shehata (LOC:
              Wells Fargo Bank), 3.900%, 1/1/09               4,760,000
 2,945,000  Smuggler's Notch Management
              (LOC: KeyBank NA), 3.500%, 1/1/09               2,945,000
 4,560,000  Springfield MO Redev Auth Rev
              (Univ Plaza Hotel) (LOC: Bank
              of America), .670%, 1/1/09                      4,560,000
   910,000  Stonehedge Enterprises (LOC:
              FHLB), 2.920%, 1/1/09                             910,000
    60,000  Suffolk Co NY IDR Civic Fac (LOC:
              JPMorgan), .820%, 1/1/09                           60,000
   100,000  Terre Haute IN Intl Arprt Auth Rev
              (Tri Aerospace) (LOC: Northern
              Trust), 1.470%, 1/1/09                            100,000
 1,000,000  TKBF LLC FRN (LOC: Fifth Third
              Bank), 5.000%, 1/1/09                           1,000,000
   485,000  VT HFA Student Hsg (West Block)
              (LOC: Bank of Nova Scotia),
              3.000%, 1/1/09                                    485,000
   526,000  WAI Enterprises LLC (LOC: FHLB),
              3.500%, 1/1/09                                    526,000
   600,000  Washington MO IDA Indl Rev (LOC:
              US Bank NA), 3.970%, 1/1/09                       600,000
 3,915,000  West Covina CA PFA Tax Allocation
              Rev (LOC: Allied Irish Bank),
              .970%, 1/1/09                                   3,915,000
   575,000  West Point Market Inc (LOC: FHLB),
              2.980%, 1/1/09                                    575,000
   500,000  Westgate Investment Fund (LOC:
              Wells Fargo Bank), 1.640%, 1/1/09                 500,000
    95,000  Wilmington Iron & Metal Company
              (LOC: JPMorgan), 3.500%, 1/1/09                    95,000
   735,000  Windsor Med Ctr (LOC: FHLB),
              2.920%, 1/1/09                                    735,000
   660,000  WWMT Ltd (LOC: FHLB),
              2.920%, 1/1/09                                    660,000
 3,285,000  Yankee Hill Housing LP (LOC: Wells
              Fargo Bank), 1.640%, 1/1/09                     3,285,000
 1,950,000  Yuengling Beer Company Inc (LOC:
              PNC Bank), 3.500%, 1/1/09                       1,950,000
 2,300,000  Diaz-Upton LLC (LOC: State
              Street Bank), 2.050%, 1/2/09                    2,300,000
 2,385,000  Lee Family Partnership (LOC: FHLB),
              4.100%, 1/2/09                                  2,385,000
 7,715,000  CFM International Inc (GTD:
              General Electric), 3.210%, 1/5/09               7,715,001
   917,000  AK Indl Dev & Expt Auth (LOC:
              Wells Fargo Bank NA),
              3.900%, 1/7/09                                    917,000
   185,000  Alachua Co FL HFA MFH Rev
              (Brookside Apts) (LOC: FNMA),
              3.500%, 1/7/09                                    185,000
   600,000  Berks Co PA IDA Rev (LOC:
              Wachovia Bank), 2.000%, 1/7/09                    600,000
 2,665,000  D & I Properties LLC (LOC: Wells
              Fargo Bank), 2.000%, 1/7/09                     2,665,000
   195,000  FL HFC Rev (Valencia) (LOC: FNMA),
              3.500%, 1/7/09                                    195,000
   620,000  Goson Project (LOC: FHLB),
              3.420%, 1/7/09                                    620,000
 1,000,000  Mason City Clinic (LOC: Wells
              Fargo Bank), 2.280%, 1/7/09                     1,000,000
 7,000,000  Raleigh NC COP (LOC: Wachovia
              Bank), 2.000%, 1/7/09                           7,000,000
--------------------------------------------------------------------------------
            TOTAL VARIABLE RATE DEMAND NOTES             $  163,715,001
--------------------------------------------------------------------------------

            TAXABLE MUNICIPAL BONDS -- 4.5%
   900,000  South Coast CA Loc Ed Agy,
              4.750%, 1/7/09                                    900,035
 2,700,000  New Bedford MA LTGO BANS
              Ser B, 3.250%, 2/13/09                          2,700,811
 3,300,000  Franklin Co OH Spl Oblig
              UTGO (Stadium Fac Proj),
              4.250%, 3/13/09                                 3,300,935
   700,000  South Lebanon Village OH
              Tax Increment Rev BANS
              (LOC: LaSalle Bank),
              4.000%, 4/29/09                                   700,000
 1,970,000  Avon OH LTGO BANS,
              4.250%, 5/14/09                                 1,971,776
 1,000,000  Gahanna-Jefferson City Sch
              Dist OH LTGO BANS,
              3.850%, 6/4/09                                  1,001,862
 1,000,000  ME St UTGO BANS, 3.450%, 6/17/09                  1,000,219
 1,000,000  Butler Co OH LTGO BANS,
              4.000%, 8/6/09                                  1,000,000
 1,500,000  Groton City CT UTGO,
              5.125%, 10/8/09                                 1,504,141
--------------------------------------------------------------------------------
            TOTAL TAXABLE MUNICIPAL BONDS                $   14,079,779
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Touchstone Investment Trust - Portfolio of Investments
Money Market Fund (Continued)
--------------------------------------------------------------------------------

PRINCIPAL
AMOUNT                                                        VALUE
--------------------------------------------------------------------------------

            CERTIFICATES OF DEPOSITS/TIME DEPOSITS -- 7.8%
$1,703,000  Credit Suisse NY FRN,
              .140%, 1/1/09                              $    1,689,792
 5,700,000  Bank of Montreal-Chicago
              FRN, 4.459%, 1/22/09                            5,699,999
 3,000,000  PNC Bank NA FRN, .451%, 1/27/09                   2,996,979
 3,750,000  Royal Bank of Canada NY,
              5.290%, 2/2/09                                  3,752,098
   500,000  Suntrust Bank FRN, 2.337%, 3/2/09                   498,615
 3,520,000  Bank of New York, 5.050%, 3/3/09                  3,528,763
 1,800,000  Suntrust Bank FRN, 3.486%, 3/26/09                1,792,319
 4,800,000  Suntrust Bank, 4.415%, 6/15/09                    4,807,877
--------------------------------------------------------------------------------
            TOTAL CERTIFICATES OF DEPOSITS/
            TIME DEPOSITS                                $   24,766,442
--------------------------------------------------------------------------------

            COMMERCIAL PAPER -- 5.1%
 8,651,000  BNP Paribas Finance Inc,
              .010%, 1/2/09                                   8,650,998

 7,500,000  Charlotte NC COP (Nascar
              Hall of Fame), 1.750%, 2/11/09                  7,500,000
--------------------------------------------------------------------------------
            TOTAL COMMERCIAL PAPER                       $   16,150,998
--------------------------------------------------------------------------------

FACE
AMOUNT                                                        VALUE
--------------------------------------------------------------------------------

            REPURCHASE AGREEMENT -- 2.5%
$8,000,000  BMO Capital Markets .01% dated
              12/31/08 due 01/02/09 repurchase
              proceeds $8,000,044.44
              (Collateralized by $7,843,300 U.S.
              Treasuries various due 2009-2038;
              fair value $8,160,008.94)                  $    8,000,000
--------------------------------------------------------------------------------

            TOTAL INVESTMENT SECURITIES AND
            REPURCHASE AGREEMENT -- 99.6%
            (Amortized Cost $314,485,370)                $  314,485,370

            OTHER ASSETS IN EXCESS
            OF LIABILITIES -- 0.4%                            1,299,203
--------------------------------------------------------------------------------

            NET ASSETS -- 100.0%                         $  315,784,573
================================================================================

Capital Support Agreement - See footnote in notes to portfolios of investments.

ISSUER                          EXPIRATION DATE         VALUE ($)
--------------------------------------------------------------------------------
Touchstone Advisors, Inc.       February 28, 2009         $0

* Security is covered by a Capital Support Agreement with Touchstone Advisors, Inc. as discussed more fully in the notes to portfolios of investments.

See accompanying Notes to Portfolios of Investments.

--------------------------------------------------------------------------------
Touchstone Investment Trust - Notes to Portfolios of Investments
December 31, 2008 (Unaudited)
--------------------------------------------------------------------------------

SECURITY VALUATION

Investment securities in the Core Bond Fund and High Yield Fund for which market quotations are readily available are valued at their most recent bid prices as obtained from one or more of the major market makers for such securities by an independent pricing service. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures approved by and under the general supervision of the Board of Trustees. Investment securities in the Institutional Money Market Fund and Money Market Fund are valued on the amortized cost basis, which approximates market value. This involves initially valuing a security at its original cost and thereafter assuming a constant amortization to maturity of any discount or premium. This method of valuation is expected to enable these Funds to maintain a constant net asset value per share.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles (GAAP) from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds investments. These inputs are summarized in the three broad levels listed below:

o Level 1 -  quoted prices in active markets for identical  securities

o Level 2 -  other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

o Level 3 -  significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Funds net assets as of December 31, 2008:

                                                      LEVEL 2 -       LEVEL 3
                                                  OTHER SIGNIFICANT SIGNIFICANT
                                     LEVEL 1 -       OBSERVABLE     UNOBSERVABLE
INVESTMENTS IN SECURITIES:         QUOTED PRICES       INPUTS           INPUTS
--------------------------------------------------------------------------------
Core Bond Fund                     $   2,039,719  $    39,851,604    $   --
High Yield Fund                          586,028       30,912,610        --
Institutional Money Market Fund               --      339,690,554        --
Money Market Fund                             --      314,485,370        --

--------------------------------------------------------------------------------
Touchstone Investment Trust - Notes to Portfolios of Investments
(Continued)
--------------------------------------------------------------------------------

PORTFOLIO SECURITIES LOANED

As of December 31, 2008, the High Yield Fund had loaned corporate bonds having a fair value of approximately $443,681 and had received collateral valued at $464,635 for the loan. All collateral is received, held and administered by the Fund's Custodian for the benefit of the Fund in the applicable custody account or other account established for the purpose of holding collateral.

The High Yield Fund receives compensation in the form of fees, or it retains a portion of interest on the investment of any cash received as collateral. The Fund also continues to receive interest or dividends on the securities loaned. The loans are secured by collateral at least equal, at all times, to the fair value of the securities loaned plus accrued interest. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

REPURCHASE AGREEMENTS

Repurchase agreements, which are collateralized by U.S. Government obligations, are valued at cost, which together with accrued interest approximates market. At the time each Fund enters into a repurchase agreement, the seller agrees that the value of the underlying securities, including accrued interest, will at all times be equal to or exceed the face amount of the repurchase agreement.

DOLLAR ROLL TRANSACTIONS

The Core Bond Fund may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the mortgage market. A dollar roll transaction involves a sale by the Fund of securities that it holds with an agreement by the Fund to repurchase similar securities at an agreed upon price and date. The securities repurchased will bear the same interest or similar as those sold, but generally will be collateralized at the time of delivery by different pools of mortgages with different prepayment histories than those securities sold. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principle payments on the securities sold.

Dollar roll transactions involve the risk that the buyer of the securities sold by the Fund may be unable to deliver the securities when the Fund seeks to repurchase them.

INVESTMENT INCOME

Interest income is accrued as earned and includes, where applicable, the pro-rata amortization of premium or accretion of discount.

SECURITY TRANSACTIONS

Security transactions are accounted for on the trade date. Securities sold are determined on a specific identification basis.

FEDERAL TAX INFORMATION

As of December 31, 2008, the Funds had the following federal tax cost resulting in unrealized depreciation as follows:

                                  GROSS            GROSS             NET
                    FEDERAL     UNREALIZED       UNREALIZED      UNREALIZED
                    TAX COST   APPRECIATION     DEPRECIATION    DEPRECIATION
--------------------------------------------------------------------------------
Core Bond Fund    $47,050,721   $ 525,816       $ (5,685,214)   $  (5,159,398)
High Yield Fund   $49,874,829   $ 209,342       $(18,585,533)   $ (18,376,191)

--------------------------------------------------------------------------------
Touchstone Investment Trust - Notes to Portfolios of Investments
(Continued)
--------------------------------------------------------------------------------

CAPITAL SUPPORT AGREEMENT

The Touchstone Investment Trust (TINT) Institutional Money Market and Money Market Funds are money market funds that seek to maintain a stable net asset value of $1.00 per share. Both Funds use the amortized cost method of valuing portfolio securities pursuant to Rule 2a-7 under the Investment Company Act of 1940.

In an effort to mitigate the negative effect that market conditions may have on the price of certain notes ("Notes") in each Fund, Touchstone Advisors, Inc. and TINT, on behalf of the respective Funds, obtained no-action assurance under
Section 17(a), 17(d) and 12(d)(3) of the 1940 Act from the Securities and Exchange Commission to enter into a Capital Support Agreement for each Fund. The Advisor and TINT entered into a Capital Support Agreement for both Funds as of September 26, 2008. The Capital Support Agreement for the Money Market Fund provides a maximum contribution of $6 million and terminates on February 28, 2009. The Capital Support Agreement for the Institutional Money Market Fund provides a maximum contribution of $7 million and terminates on March 31, 2009.

Pursuant to each Capital Support Agreement, the Advisor is obligated to provide a capital contribution to a Fund if losses are realized by a Fund as a result of any of the following occurrences: (i) any sale of the Notes by a Fund for cash in an amount, after deduction of any commissions or similar transaction costs, less than the amortized cost value of the Note sold as of the date of settlement; (ii) the receipt of final payment on the Notes in an amount less than the amortized cost value of the Notes as of the date such payment is received; (iii) the issuance of orders by a court having jurisdiction over the matter discharging the issuer of the Notes from liability for the Notes and providing for payments on those Notes in an amount less than the amortized cost value of the Notes as of the date such payment is received; or (iv) the receipt of any security or other instrument in exchange for, or as a replacement of, the Notes as a result of an exchange offer, debt restructuring, reorganization or similar transaction pursuant to which the Notes are exchanged for, or replaced with, new securities of the issuer or a third party and such new securities are or become "Eligible Securities," as defined in sub-paragraph (a)(10) of Rule 2a-7, and have a value that is less than the amortized cost of the Notes on the date a Fund receives the new securities. The amount of any capital contribution will be the amount necessary to maintain a Fund's market-based NAV per share at $0.995.

The Advisor does not have its own credit rating, but the Advisor's commitment under the Capital Support Agreement is guaranteed by one or more guaranties provided by The Western and Southern Life Insurance Company, an Ohio-domiciled life insurance company of which the Advisor is an indirect wholly-owned subsidiary (the "Guarantor"). If the Advisor fails to make a capital contribution to the Fund pursuant to the Capital Support Agreement, the Guarantor will make the payments pursuant to the relevant guaranty. These guaranties would be issued at the expense of the Advisor for the benefit of the Fund.

During the term of each Capital Support Agreement, the Guarantor's obligations are supported by a segregated account established by the Guarantor at a qualified custodian under section 17(f) of the 1940 Act. Each segregated account has been established for the benefit of each Fund and consists of cash or cash equivalent securities equal to the maximum contribution amount under each Capital Support Agreement, as such amount may be reduced by any capital contributions previously made by the Advisor or the Guarantor. The assets of each segregated account are available to the respective supported Fund by means of a transfer initiated by the Fund without the requirement of further action or consent by the Advisor or the Guarantor. The Fund will make a withdrawal from the segregated account if the Advisor fails to make a capital contribution when due under the Capital Support Agreement.

--------------------------------------------------------------------------------
Touchstone Investment Trust - Notes to Portfolios of Investments
(Continued)
--------------------------------------------------------------------------------

The following table summarizes the Notes and their amortized cost value, fair value, and unrealized depreciation as of December 31, 2008:

                                              PRINCIPAL  AMORTIZED     FAIR        UNREALIZED
DESCRIPTION                                  AMOUNT ($)   COST ($)   VALUE ($)  DEPRECIATION ($)
------------------------------------------------------------------------------------------------
INSTITUTIONAL MONEY MARKET FUND
    Morgan Stanley, 3.875%, 1/15/09          5,060,000   5,059,955  5,058,538       (1,417)
    Wachovia Corp, 6.375%, 1/15/09           1,050,000   1,050,979  1,048,179       (2,800)
    Wachovia Corp, 6.150%, 3/15/09           1,040,000   1,044,446  1,038,422       (6,024)
    Wachovia Bank NA, FRN, 1.538%, 03/23/09  3,200,000   3,186,393  3,186,112         (281)

MONEY MARKET FUND
    Morgan Stanley, 3.875%, 1/15/09          5,100,000   5,099,735  5,098,526       (1,209)
    Wachovia Corp, 6.375%, 2/1/09              490,000     490,945    488,595       (2,350)
    Wachovia Corp, 3.625%, 2/17/09             120,000     119,942    119,508         (434)

In addition, the fair value of the Agreement was $0 as of December 31, 2008.

PORTFOLIO ABBREVIATIONS:

BANS - Bond Anticipation Notes
CDA - Communities Development Authority
COP - Certificate of Participation
EDA - Economic Development Authority
EDR - Economic Development Revenue
FHLB - Federal Home Loan Bank
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
FRN - Floating Rate Note
GNMA - Government National Mortgage Association
GTD - Guaranteed
HFA - Housing Finance Authority
HFC - Housing Finance Corporation/Committee
IDA - Industrial Development Authority
IDR - Industrial Development Revenue
LOC - Line of Credit
LTGO - Limited Tax General Obligation
MFH - Multi-Family Housing
PFA - Public Finance Authority
UTGO - Unlimited Tax General Obligation

144a - This is a restricted security that was sold in a transaction exempt from Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are attached hereto.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Touchstone Investment Trust


By:    /s/ Jill T. McGruder
       ------------------------------
Name:  Jill T. McGruder
Title: President

Date:  February 23, 2009

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Terrie A. Wiedenheft
       ------------------------------
Name:  Terrie A. Wiedenheft
Title: Treasurer & Controller

Date:  February 23, 2009